SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued And Outstanding Share Capital
	Authorized	Issued and outstanding
	December 31	December 31,
	2014 and 2013	2014	2013

	Number of shares

Ordinary shares of par value NIS 0.6 each	50,000,000	10,142,762	10,142,762

Amount in US$
Ordinary shares of par value NIS 0.6 each		1,985,280	1,985,280